UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 29

Date of reporting period: MARCH 1, 2015 – FEBRUARY 29, 2016

(Annual Shareholder Report)

Item 1.	Reports to Shareholders

ANNUAL REPORT

AMG Funds

February 29, 2016

AMG Systematic Large Cap Value Fund

Investor Class: MSYAX    |    Institutional Class: MSYSX

AMG Systematic Mid Cap Value Fund

Investor Class: SYAMX    |    Service Class: SYCSX    |    Institutional Class: SYIMX

www.amgfunds.com |	AR004-0216

AMG Funds

Annual Report—February 29, 2016

TABLE OF CONTENTS	PAGE
LETTER TO SHAREHOLDERS	2

ABOUT YOUR FUND’S EXPENSES	3

PORTFOLIO MANAGER’S COMMENTS, FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Systematic Large Cap Value Fund	4
AMG Systematic Mid Cap Value Fund	9

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	14

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	16
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	17
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	18
Detail of changes in assets for the past two fiscal years

Financial Highlights	19
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes To Financial Highlights	22

Notes To Financial Statements	23
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	30

TRUSTEES AND OFFICERS	31

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Fund family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

DEAR SHAREHOLDER:

Overall, U.S. equity investors suffered negative returns for the year ended February 29, 2016, as the second half of the year was characterized by a notable increase in volatility. The S&P 500 Index, a widely followed barometer of the U.S. equity market, returned (6.2)% during the prior twelve months. During this period, the U.S. equity market experienced its first correction in four years in August, losing just over 10% of its value in a little more than a week. While those losses were almost entirely recovered by the end of the year, 2016 began on a sharply lower path. Investors had to process the first rate increase from the U.S. Federal Reserve (+0.25%) in nearly six years, a continued slowing of growth in China and the implications for global economic growth and the impact of commodity prices falling to lows not seen since 2009. During the year, there was significant dispersion in performance across sectors, with telecommunication services and utilities returning 8% and 6%, respectively, while companies within the energy sector fell (24)%. Meanwhile, international stocks fell during the prior year, returning (17.4)%, as measured by the MSCI All Country World ex USA Index (in U.S. Dollar terms). International investment returns in U.S. Dollar terms were hampered again by the continued strengthening in the U.S. Dollar.

The Barclays U.S. Aggregate Bond Index, a broad U.S. bond market benchmark, returned 1.5% for the fiscal year ended February 29, 2016. Interest rates and credit spreads gyrated during 2015 and early 2016, at times putting some pressure on bond prices. Investors’ appetite for risk declined sharply during the second half of 2015, reflected in the (8.3)% decline in the Barclays U.S. Corporate High Yield Bond Index.

Our foremost goal at AMG Funds is to provide investment solutions that help our shareholders successfully reach their long-term investment goals. By partnering with AMG’s affiliated investment boutiques, AMG Funds provides access to a distinctive array of actively-managed, return-oriented investment strategies. Additionally, we oversee and distribute a number of complementary open-architecture mutual funds subadvised by unaffiliated investment managers. We thank you for your continued confidence and investment in AMG Funds. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

Respectfully,

Jeffrey Cerutti

President

AMG Funds

		Periods ended February 29, 2016
Average Annual Total Returns		1 Year	3 Years	5 Years
Stocks:
Large Caps	(S&P 500 Index)	(6.19)%	10.75%	10.13%
Small Caps	(Russell 2000® Index)	(14.97)%	5.72%	6.11%
International	(MSCI All Country World ex USA Index)	(17.37)%	(2.20)%	(1.29)%

Bonds:
Investment Grade	(Barclays U.S. Aggregate Bond Index)	1.50%	2.22%	3.60%
High Yield	(Barclays U.S. Corporate High Yield Bond Index)	(8.30)%	0.72%	4.09%
Tax-exempt	(Barclays Municipal Bond Index)	3.95%	3.37%	5.45%
Treasury Bills	(BofA Merrill Lynch 6-month U.S. Treasury Bill Index)	0.30%	0.21%	0.21%

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended February 29, 2016	Expense Ratio for the Period	Beginning Account Value 9/01/15	Ending Account Value 2/29/16	Expenses Paid During the Period*
AMG Systematic Large Cap Value Fund
Investor Class
Based on Actual Fund Return	1.06%	$1,000	$896	$5.00
Hypothetical (5% return before expenses)	1.06%	$1,000	$1,020	$5.32

Institutional Class
Based on Actual Fund Return	0.81%	$1,000	$897	$3.82
Hypothetical (5% return before expenses)	0.81%	$1,000	$1,021	$4.07
AMG Systematic Mid Cap Value Fund
Investor Class
Based on Actual Fund Return	1.09%	$1,000	$912	$5.18
Hypothetical (5% return before expenses)	1.09%	$1,000	$1,019	$5.47

Service Class
Based on Actual Fund Return	0.94%	$1,000	$913	$4.47
Hypothetical (5% return before expenses)	0.94%	$1,000	$1,020	$4.72

Institutional Class
Based on Actual Fund Return	0.84%	$1,000	$914	$4.00
Hypothetical (5% return before expenses)	0.84%	$1,000	$1,021	$4.22

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

AMG Systematic Large Cap Value Fund

Portfolio Manager’s Comments (unaudited)

THE YEAR IN REVIEW

Over the 12 months ended February 29, 2016, the AMG Systematic Large Cap Value Fund (Institutional Class) (the “Fund”) returned (16.6)%, compared to the (9.4)% return of the Russell 1000® Value Index (the “Index”).

Volatile domestic equity markets constrained the Fund’s performance in the past twelve months. After a promising start to the fiscal year on both an absolute and relative basis, myriad macroeconomic and geopolitical concerns drove a sense of heightened fear and risk aversion on Wall Street midway through 2015. Greece’s ongoing debt crisis was the first issue to unsettle the financial markets and spur worries of global financial contagion. Upon resolution of that problem (for now, anyway), investor attention turned to China’s economic slowdown, the strong U.S. Dollar, primary politics and a softened global supply chain. The U.S. Federal Reserve’s (the Fed’s) decision to defer an increase in the federal funds rate until late 2015 calmed Wall Street sentiment in the fall, but even that stock market stabilization proved fragile. Investors seemingly disapproved of the Fed’s eventual decision in December to boost short-term rates by 25 basis points during a time of such uncertainty. The fiscal year also saw oil prices plummet further, and the extreme correlation between domestic equity and oil prices raised yet another red flag as the fiscal year sputtered to a close.

Some important quantitative factors that we utilize in our investment process were rendered ineffective by the unconstructive macroeconomic backdrop, hurting the Fund’s performance relative to the Index in the past twelve months. Lower-for-longer interest rates remained a headwind for the investment style. In a global financial market environment characterized by risk aversion and a domestic flight to quality, yield-oriented investments in many different economic sectors did quite well during the Fund’s fiscal year. We have been underweight these exposures in accordance with our investment philosophy, given our focus instead on companies with superior underlying earnings growth and business fundamentals. These firms typically have lower dividend payouts. In addition to dividend yield showing better efficacy in stock selection than our multi-factor valuation methodology in the fiscal year, some of our “catalyst” factors proved ineffective in this environment. The stocks of companies with superior earnings growth, which our investment process favors, actually underperformed the Index in the past twelve months, particularly amid the severe risk aversion later in the fiscal year.

From an attribution standpoint, stock selection was the primary driver of the Fund’s relative underperformance. While the Fund saw positive selection relative to the Index in the consumer staples and materials sectors, selections in the information technology, financials and energy sectors underperformed. On balance, sector allocation had a neutral impact on our performance relative to the Index. An underweight to energy and overweight to the health care sector had a positive impact on relative results, while our underweight to the utilities and consumer staples sectors detracted from the Fund’s relative performance.

Looking ahead, we believe that mean reversion in these trends should provide a tailwind for our relative performance. The Fund’s results during the early-March equity market rally, reflecting solid domestic economic data and improved investor sentiment, certainly inspires confidence. Regardless, we anticipate a low-return environment in the new fiscal year. While market valuation multiples are by no means expensive, they are no longer cheap, either. Assuming domestic companies average low- to mid-single digit earnings growth, we believe stocks could see some moderate appreciation this year. We are confident in our ability to deliver solid relative returns in this environment. Historically, our “catalyst” value discipline has shown strong efficacy in low-return environments. We suspect that as the equity markets grind higher following their sharp pullback, companies with superior earnings dynamics could outperform. Accordingly, we continue to rotate the Fund’s assets into the attractively valued stocks of companies with favorable fundamental attributes, seeking to exploit the pullback of recent months as an opportunity.

This commentary reflects the viewpoints of Systematic Financial Management, L.P. as of February 29, 2016 and is not intended as a forecast or guarantee of future results.

AMG Systematic Large Cap Value Fund

Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG Systematic Large Cap Value Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. This graph compares a hypothetical $10,000 investment made in the AMG Systematic Large Cap Value Fund Institutional Class on February 28, 2006, to a $10,000 investment made in the Russell 1000® Value Index for the same time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns for the Fund would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for the AMG Systematic Large Cap Value Fund and the Russell 1000® Value Index for the same time periods ended February 29, 2016.

	One	Five	Ten
Average Annual Total Returns[1]	Year	Years	Years
AMG Systematic Large Cap Value Fund [2,3]
Investor Class	(16.72)%	4.76%	3.27%
Institutional Class	(16.55)%	5.02%	3.53%

Russell 1000® Value Index[4]	(9.41)%	8.81%	5.13%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of February 29, 2016. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.
[4]	The Russell 1000® Value Index is a large-cap value index measuring the performance of the largest 1,000 U.S. incorporated companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Value Index is a trademark of the London Stock Exchange Group Companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Systematic Large Cap Value Fund

Fund Snapshots (unaudited)

February 29, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Systematic Large Cap Value Fund*	Russell 1000® Value Index
Financials	26.9%	16.5%
Health Care	15.9%	14.2%
Energy	12.0%	6.2%
Information Technology	11.7%	19.8%
Consumer Discretionary	9.1%	13.6%
Industrials	8.7%	10.7%
Materials	4.1%	3.1%
Telecommunication Services	3.4%	2.6%
Consumer Staples	3.3%	9.9%
Utilities	3.0%	3.4%
Other Assets and Liabilities	1.9%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
JPMorgan Chase & Co.**	3.2%
Bank of America Corp.**	3.0
Valero Energy Corp.**	2.9
Aetna, Inc.**	2.7
The PNC Financial Services Group, Inc.**	2.7
Cisco Systems, Inc.**	2.5
Citigroup, Inc.**	2.4
Pfizer, Inc.**	2.3
General Electric Co.	2.1
Hess Corp.**	2.1

Top Ten as a Group	25.9%

**	Top Ten Holdings as of August 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments

February 29, 2016

	Shares	Value
Common Stocks—98.1%
Consumer Discretionary—9.1%
Burlington Stores, Inc.*,1	6,830	$382,890
CBS Corp., Class B	7,325	354,384
Darden Restaurants, Inc.	3,465	221,344
Foot Locker, Inc.	4,770	298,125
McDonald’s Corp.	1,550	181,645
MGM Resorts International*	29,215	553,040
Newell Rubbermaid, Inc.	5,020	190,810
PVH Corp.	5,445	430,972
ServiceMaster Global Holdings, Inc.*	3,905	148,117
Target Corp.	6,000	470,700
TEGNA, Inc.	10,310	254,038
Total Consumer Discretionary		3,486,065
Consumer Staples—3.3%
ConAgra Foods, Inc.	9,645	405,669
The JM Smucker Co.	1,200	153,084
The Kroger Co.	6,225	248,440
Walgreens Boots Alliance, Inc.	5,655	446,406
Total Consumer Staples		1,253,599
Energy—12.0%
Apache Corp.	10,875	416,295
Chevron Corp.	5,715	476,860
Devon Energy Corp.	13,285	261,449
Hess Corp.	18,225	794,610
Newfield Exploration Co.*	7,970	217,023
Schlumberger, Ltd.	7,360	527,859
Suncor Energy, Inc.	24,710	604,901
Tesoro Corp.	2,450	197,666
Valero Energy Corp.	18,335	1,101,567
Total Energy		4,598,230
Financials—26.9%
ACE, Ltd.	2,085	240,880
Alexandria Real Estate Equities, Inc.	6,525	516,519
The Allstate Corp.	9,050	574,313
Bank of America Corp.	91,445	1,144,891
CBRE Group, Inc., Class A*	8,020	203,788
Citigroup, Inc.	23,565	915,500
E*TRADE Financial Corp.*	20,235	474,713
The Goldman Sachs Group, Inc.	1,190	177,941
Invesco, Ltd.	9,350	250,019

	Shares	Value
JPMorgan Chase & Co.	21,638	$1,218,219
KeyCorp	39,565	417,411
Lazard, Ltd., Class A	4,640	163,235
Lincoln National Corp.	5,645	206,212
MetLife, Inc.	18,515	732,453
The PNC Financial Services Group, Inc.	12,580	1,022,880
Prudential Financial, Inc.	8,060	532,685
SL Green Realty Corp.	4,100	361,538
Synchrony Financial*	9,480	255,486
Voya Financial, Inc.	6,540	192,014
Wells Fargo & Co.	14,640	686,909
Total Financials		10,287,606
Health Care—15.9%
AbbVie, Inc.	6,595	360,153
Aetna, Inc.	9,615	1,044,477
Amgen, Inc.	3,490	496,557
Centene Corp.*	3,795	216,163
Cigna Corp.	3,425	478,164
Gilead Sciences, Inc.	4,770	416,182
Johnson & Johnson	5,140	540,779
Merck & Co., Inc.	15,690	787,795
Mylan N.V.*	10,535	474,812
Pfizer, Inc.	28,985	859,985
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,535	418,946
Total Health Care		6,094,013
Industrials—8.7%
AMERCO	705	241,681
American Airlines Group, Inc.	13,820	566,620
Eaton Corp. PLC	4,510	255,762
General Dynamics Corp.	1,815	247,330
General Electric Co.	28,015	816,357
Southwest Airlines Co.	13,260	556,257
Stanley Black & Decker, Inc.	3,215	302,242
United Continental Holdings, Inc.*	5,895	337,548
Total Industrials		3,323,797
Information Technology—11.7%
Activision Blizzard, Inc.	5,225	165,476
Alphabet, Inc., Class C*	418	291,668
Applied Materials, Inc.	10,150	191,531
Broadcom, Ltd.	1,160	155,405

The accompanying notes are an integral part of these financial statements.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—11.7% (continued)
Cisco Systems, Inc.	35,690	$934,364
First Solar, Inc.*	2,795	200,877
Global Payments, Inc.	6,280	382,766
Lam Research Corp.[1]	7,385	541,320
Microsoft Corp.	14,485	736,997
QUALCOMM, Inc.	3,100	157,449
Skyworks Solutions, Inc.	4,960	329,592
Western Digital Corp.	3,750	163,238
Xilinx, Inc.	4,285	202,338
Total Information Technology		4,453,021
Materials—4.1%
Albemarle Corp.	7,810	439,078
The Dow Chemical Co.	11,490	558,529
LyondellBasell Industries N.V., Class A	4,085	327,658
Nucor Corp.	5,740	225,812
Total Materials		1,551,077
Telecommunication Services—3.4%
AT&T, Inc.	8,650	319,618
Level 3 Communications, Inc.*	9,640	468,022
Verizon Communications, Inc.	9,975	506,032
Total Telecommunication Services		1,293,672

	Shares	Value
Utilities—3.0%
DTE Energy Co.	3,095	$260,351
Exelon Corp.	17,855	562,254
NRG Energy, Inc.	20,545	221,475
PG&E Corp.	1,745	98,994
Total Utilities		1,143,074
Total Common Stocks (cost $37,233,444)		37,484,154

	Principal Amount
Short-Term Investments—2.0%
Repurchase Agreements—2.0%[2]
Nomura Securities International Inc., dated 02/29/16, due 03/01/16, 0.320%, total to be received $763,294 (collateralized by various U.S. Government Agency Obligations, 1.000% - 9.500%, 09/30/16 - 01/20/66, totaling $778,553) (cost $763,287)	$763,287	763,287
Total Investments—100.1% (cost $37,996,731)		38,247,441
Other Assets, less Liabilities—(0.1)%		(47,855)
Net Assets—100.0%		$38,199,586

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Portfolio Manager’s Comments (unaudited)

THE YEAR IN REVIEW

Over the 12 months ended February 29, 2016, the AMG Systematic Mid Cap Value Fund (Institutional Class) (the “Fund”) returned (16.3)%, lagging the (11.7)% return of the Russell Midcap® Value Index (the “Index”).

Volatile domestic equity markets constrained the Fund’s performance in the past twelve months. After a promising start to the fiscal year on both an absolute and relative basis, myriad macroeconomic and geopolitical concerns drove a sense of heightened fear and risk aversion on Wall Street midway through 2015. Greece’s ongoing debt crisis was the first issue to unsettle the financial markets and spur worries of global financial contagion. Upon resolution of that problem (for now, anyway), investor attention turned to China’s economic slowdown, the strong U.S. Dollar, primary politics and a softened global supply chain. The U.S. Federal Reserve’s (the Fed’s) decision to defer an increase in the federal funds rate until late 2015 calmed Wall Street sentiment in the fall, but even that stock market stabilization proved fragile. Investors seemingly disapproved of the Fed’s eventual decision in December to boost short-term rates by 25 basis points during a time of such uncertainty. The fiscal year also saw oil prices plummet further, and the extreme correlation between domestic equity and oil prices raised yet another red flag as the fiscal year sputtered to a close.

Some important quantitative factors that we utilize in our investment process were rendered ineffective by the unconstructive macroeconomic backdrop, hurting the Fund’s performance relative to the Index in the past twelve months. Lower-for-longer interest rates remained a headwind for the investment style. In a global financial-market environment characterized by risk aversion and a domestic flight to quality, yield-oriented investments such as Real Estate Investment Trusts (REITs) and regulated utilities did quite well during the Fund’s fiscal year. We have been underweight these exposures in accordance with our investment philosophy, given our focus instead on companies with superior underlying earnings growth and business fundamentals. These firms typically have lower dividend payouts. In addition to dividend yield showing more efficacy in stock selection than our multi-factor valuation methodology in the fiscal year, many of our “catalyst” factors proved ineffective in this environment. The stocks of companies with superior fundamentals, which our investment process favors, actually underperformed the Index in the past twelve months, particularly amid the severe risk aversion later in the fiscal year.

From an attribution standpoint, stock selection was the primary driver of the Fund’s relative underperformance. While the Fund saw positive selection relative to the Index in the health care and consumer discretionary sectors, selections in the financials, industrials and utilities sectors underperformed. Sector allocation also had a negative impact on our performance relative to the benchmark in the fiscal year. Overall, an overweight to the information technology sector had a positive impact on relative results, while our underweights to the utilities and consumer staples sectors detracted from the Fund’s relative performance.

Looking ahead, we believe that mean reversion in these trends should provide a tailwind for our relative performance. The Fund’s results during the early-March equity market rally, reflecting solid domestic economic data and improved investor sentiment, certainly inspires confidence. Regardless, we anticipate a low-return environment in the new fiscal year. While market valuation multiples are by no means expensive, they are no longer cheap, either. Assuming domestic companies average low- to mid-single digit earnings growth, we believe stocks could see some moderate appreciation this year. We are confident in our ability to deliver solid relative returns in this environment. Historically, our “catalyst” value discipline has shown strong efficacy in low-return environments. We suspect that as the equity markets grind higher following their sharp pullback, companies with superior earnings dynamics could outperform. Accordingly, we continue to rotate the Fund’s assets into the attractively valued stocks of companies with favorable fundamental attributes, seeking to exploit the pullback of recent months as an opportunity.

This commentary reflects the viewpoints of Systematic Financial Management, L.P. as of February 29, 2016 and is not intended as a forecast or guarantee of future results.

AMG Systematic Mid Cap Value Fund

Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG Systematic Mid Cap Value Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. This graph compares a hypothetical $10,000 investment made in the AMG Systematic Mid Cap Value Fund Institutional Class on December 21, 2006, to a $10,000 investment made in the Russell Midcap® Value Index for the same time period. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns for the Fund would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for the AMG Systematic Mid Cap Value Fund and the Russell Midcap® Value Index for the same time periods ended February 29, 2016.

Average Annual Total Returns[1]	One Year	Five Years	Since Inception	Inception Date
AMG Systematic Mid Cap Value Fund [2,3,4]
Investor Class	(16.54)%	4.24%	4.73%	12/21/06
Service Class	(16.44)%	—	6.38%	12/01/12
Institutional Class	(16.30)%	4.50%	5.00%	12/21/06

Russell Midcap® Value Index[5]	(11.72)%	8.89%	5.61%	12/21/06	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information though the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of February 29, 2016. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.
[4]	The Fund is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[5]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, The Russell Midcap® Value Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell Midcap® Value Index is a trademark of the London Stock Exchange Group Companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Systematic Mid Cap Value Fund

Fund Snapshots (unaudited)

February 29, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Systematic Mid Cap Value Fund*	Russell Midcap® Value Index
Financials	27.1%	33.3%
Consumer Discretionary	10.7%	8.4%
Health Care	10.2%	6.0%
Information Technology	9.9%	9.7%
Industrials	9.7%	9.7%
Utilities	8.4%	13.5%
Energy	8.1%	7.5%
Materials	7.7%	5.9%
Consumer Staples	4.1%	4.3%
Telecommunication Services	3.4%	1.7%
Other Assets and Liabilities	0.7%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Level 3 Communications, Inc.**	3.4%
E*TRADE Financial Corp.**	3.0
MGM Resorts International**	2.9
Alexandria Real Estate Equities, Inc.	2.5
PG&E Corp.	2.4
Pinnacle Foods, Inc.	2.4
Exelon Corp.**	2.3
Boston Scientific Corp.	2.1
CBRE Group, Inc., Class A	2.0
Albemarle Corp.	2.0

Top Ten as a Group	25.0%

**	Top Ten Holdings as of August 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments

February 29, 2016

	Shares	Value
Common Stocks—99.3%
Consumer Discretionary—10.7%
American Eagle Outfitters, Inc.[1]	83,488	$1,274,027
CBS Corp., Class B	36,790	1,779,900
MGM Resorts International*	263,735	4,992,504
Newell Rubbermaid, Inc.	77,340	2,939,693
PVH Corp.	39,456	3,122,942
ServiceMaster Global Holdings, Inc.*	41,890	1,588,888
TEGNA, Inc.	112,380	2,769,043
Total Consumer Discretionary		18,466,997
Consumer Staples—4.1%
ConAgra Foods, Inc.	34,050	1,432,143
The JM Smucker Co.	12,750	1,626,518
Pinnacle Foods, Inc.	93,915	4,056,189
Total Consumer Staples		7,114,850
Energy—8.1%
Devon Energy Corp.	54,835	1,079,153
Energen Corp.	59,470	1,574,766
Hess Corp.	70,270	3,063,772
Nabors Industries, Ltd.	102,890	736,692
Newfield Exploration Co.*	109,440	2,980,051
Precision Drilling Corp.	654,885	2,102,181
Tesoro Corp.	17,380	1,402,218
WPX Energy, Inc.[1]	235,365	967,350
Total Energy		13,906,183
Financials—27.1%
Alexandria Real Estate Equities, Inc.	54,685	4,328,865
The Allstate Corp.	40,635	2,578,697
CBRE Group, Inc., Class A*	138,300	3,514,203
DuPont Fabros Technology, Inc.	47,708	1,700,790
E*TRADE Financial Corp.*	221,020	5,185,129
Endurance Specialty Holdings, Ltd.	35,510	2,211,208
EPR Properties	40,550	2,523,426
Invesco, Ltd.	119,997	3,208,720
KeyCorp	278,600	2,939,230
Lazard, Ltd., Class A	53,140	1,869,465
Liberty Property Trust	90,895	2,625,048
SL Green Realty Corp.	33,220	2,929,340
Sunstone Hotel Investors, Inc.	194,715	2,511,824
Synchrony Financial*	122,250	3,294,638

	Shares	Value
Voya Financial, Inc.	115,020	$3,376,987
Webster Financial Corp.	60,005	2,016,768
Total Financials		46,814,338
Health Care—10.2%
AmSurg Corp.*	44,375	3,019,719
Boston Scientific Corp.*	215,065	3,651,804
Centene Corp.*	47,880	2,727,245
Charles River Laboratories International, Inc.*	27,075	1,988,117
DENTSPLY International, Inc.	52,630	3,208,325
Globus Medical, Inc., Class A*	126,095	3,064,108
Total Health Care		17,659,318
Industrials—9.7%
AerCap Holdings N.V.*	61,294	2,190,035
Allison Transmission Holdings, Inc.	133,319	3,156,994
American Airlines Group, Inc.	56,515	2,317,115
ITT Corp.	86,905	3,064,270
KBR, Inc.	229,065	3,167,969
Owens Corning	15,650	671,698
Stanley Black & Decker, Inc.	23,999	2,256,146
Total Industrials		16,824,227
Information Technology—9.9%
Activision Blizzard, Inc.	30,009	950,385
Applied Materials, Inc.	136,095	2,568,113
CoreLogic, Inc.*	26,120	903,491
First Solar, Inc.*	10,120	727,324
Global Payments, Inc.	36,380	2,217,361
Integrated Device Technology, Inc.*	47,430	921,091
Lam Research Corp.[1]	33,105	2,426,596
Mellanox Technologies, Ltd.*	35,025	1,779,620
Nuance Communications, Inc.*	102,625	2,002,214
Skyworks Solutions, Inc.	28,470	1,891,832
Western Digital Corp.	15,780	686,903
Total Information Technology		17,074,930
Materials—7.7%
Albemarle Corp.	61,865	3,478,050
Berry Plastics Group, Inc.*	102,176	3,180,739
Celanese Corp., Series A	42,410	2,559,019
International Paper Co.	38,645	1,379,626
Nucor Corp.	68,396	2,690,699
Total Materials		13,288,133

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services—3.4%
Level 3 Communications, Inc.*	122,519	$5,948,297
Utilities—8.4%
Ameren Corp.	36,835	1,729,403
Black Hills Corp.[1]	34,030	1,906,020
DTE Energy Co.	33,175	2,790,681
Exelon Corp.	123,771	3,897,549
PG&E Corp.	74,365	4,218,726
Total Utilities		14,542,379
Total Common Stocks (cost $177,371,970)		171,639,652

	Principal Amount
Short-Term Investments—3.0%
Repurchase Agreements—2.1%[2]
Bank of Nova Scotia, dated 02/29/16, due 03/01/16, 0.300%, total to be received $605,495 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.125%, 03/15/16 - 09/09/49, totaling $617,605)	$605,490	605,490
Citigroup Global Markets Inc., dated 02/29/16, due 03/01/16, 0.320%, total to be received $1,000,009 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/01/16 - 09/09/49, totaling $1,020,000)	1,000,000	1,000,000
HSBC Securities USA Inc.,dated 02/29/16., due 03/01/16, 0.290%, total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 1.375% - 6.500%, 07/01/18 - 02/01/46, totaling $1,020,000)	1,000,000	1,000,000

	Principal Amount	Value
Nomura Securities International Inc., dated 02/29/16, due 03/01/16, 0.320%, total to be received $1,000,009 (collateralized by various U.S. Government Agency Obligations, 1.000% - 9.500%, 09/30/16 - 01/20/66,totaling $1,020,000)	$1,000,000	$1,000,000
Total Repurchase Agreements		3,605,490

	Shares
Other Investment Companies—0.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%	1,703,415	1,703,415
Total Short-Term Investments (cost $5,308,905)		5,308,905
Total Investments—102.3% (cost $182,680,875)		176,948,557
Other Assets, less Liabilities—(2.3)%		(4,052,311)
Net Assets—100.0%		$172,896,246

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At February 29, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Systematic Large Cap Value Fund	$38,527,852	$3,602,951	$(3,883,362)	$(280,411)
AMG Systematic Mid Cap Value Fund	194,230,636	10,008,579	(27,290,658)	(17,282,079)

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of February 29, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Systematic Large Cap Value Fund	$738,872	1.9%
AMG Systematic Mid Cap Value Fund	3,500,945	2.0%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the February 29, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of February 29, 2016: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Large Cap Value Fund
Investments in Securities
Common Stocks†	$37,484,154	—	—	$37,484,154
Short-Term Investments
Repurchase Agreements	—	$763,287	—	763,287

Total Investments in Securities	$37,484,154	$763,287	—	$38,247,441

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$171,639,652	—	—	$171,639,652
Short-Term Investments
Repurchase Agreements	—	$3,605,490	—	3,605,490
Other Investment Companies	1,703,415	—	—	1,703,415

Total Investments in Securities	$173,343,067	$3,605,490	—	$176,948,557

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of February 29, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

INVESTMENT DEFINITIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

February 29, 2016

	AMG Systematic	AMG Systematic
	Large Cap	Mid Cap
	Value Fund	Value Fund
Assets:
Investments at value* (including securities on loan valued at $738,872 and $3,500,945, respectively)	$38,247,441	$176,948,557
Receivable for investments sold	2,282,930	1,871,595
Dividends, interest and other receivables	115,661	272,920
Receivable for Fund shares sold	21,567	206,944
Receivable from affiliate	5,443	12,920
Prepaid expenses	9,296	23,633
Total assets	40,682,338	179,336,569
Liabilities:
Payable to affiliate for interfund lending	1,593,203	—
Payable upon return of securities loaned	763,287	3,605,490
Payable for investments purchased	40,455	1,423,658
Payable for Fund shares repurchased	22,971	1,196,211
Accrued expenses:
Investment advisory and management fees	22,074	103,065
Distribution fees—Investor Class	2,862	4,348
Shareholder servicing fees—Service Class	—	130
Trustee fees and expenses	733	6,109
Other	37,167	101,312
Total liabilities	2,482,752	6,440,323
Net Assets	$38,199,586	$172,896,246
Net Assets Represent:
Paid-in capital	$38,856,297	$233,005,542
Undistributed net investment income	114,410	256,179
Accumulated net realized loss from investments	(1,021,831)	(54,633,157)
Net unrealized appreciation (depreciation) of investments	250,710	(5,732,318)
Net Assets	$38,199,586	$172,896,246
Investor Class:
Net Assets	$14,697,494	$22,190,437
Shares outstanding	1,669,100	2,082,254
Net asset value, offering and redemption price per share	$8.81	$10.66
Service Class:
Net Assets	n/a	$1,687,665
Shares outstanding	n/a	158,465
Net asset value, offering and redemption price per share	n/a	$10.65
Institutional Class:
Net Assets	$23,502,092	$149,018,144
Shares outstanding	2,668,488	13,966,154
Net asset value, offering and redemption price per share	$8.81	$10.67
* Investments at cost	$37,996,731	$182,680,875

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the fiscal year ended February 29, 2016

	AMG Systematic	AMG Systematic
	Large Cap	Mid Cap
	Value Fund	Value Fund
Investment Income:
Dividend income	$882,114	$7,846,928 [1]
Securities lending income	2,271	74,649
Foreign withholding tax	(3,824)	(45,224)
Total investment income	880,561	7,876,353
Expenses:
Investment advisory and management fees	321,126	3,977,065
Distribution fees—Investor Class	43,469	80,377
Shareholder servicing fees—Service Class	—	1,973
Professional fees	34,288	74,584
Registration fees	31,577	59,369
Transfer agent fees	11,272	20,070
Custodian fees	8,206	49,199
Reports to shareholders	9,450	123,289
Trustees fees and expenses	3,133	38,041
Miscellaneous	1,870	22,595
Total expenses before offsets	464,391	4,446,562
Expense reimbursements	(49,121)	(19,297)
Expense reductions	(8,170)	(74,668)
Net expenses	407,100	4,352,597
Net investment income	473,461	3,523,756
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	767,420	(28,074,421)
Net change in unrealized appreciation (depreciation) of investments	(9,077,199)	(71,021,868)
Net realized and unrealized loss	(8,309,779)	(99,096,289)
Net decrease in net assets resulting from operations	$(7,836,318)	$(95,572,533)

[1]	Includes non-recurring dividends of $665,392.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the fiscal years ended February 29, 2016 and February 28, 2015

	AMG Systematic Large Cap Value Fund		AMG Systematic Mid Cap Value Fund
	February 29, 2016	February 28, 2015	February 29, 2016	February 28, 2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$473,461	$502,946	$3,523,756	$5,074,430
Net realized gain (loss) on investments	767,420	5,843,812	(28,074,421)	37,341,967
Net change in unrealized appreciation (depreciation) of investments	(9,077,199)	(1,237,725)	(71,021,868)	(2,440,739)
Net increase (decrease) in net assets resulting from operations	(7,836,318)	5,109,033	(95,572,533)	39,975,658
Distributions to Shareholders:
From net investment income:
Investor Class	(130,731)	(173,757)	(138,951)	(116,483)
Service Class	—	—	(13,376)	(18,494)
Institutional Class	(292,785)	(338,049)	(3,663,009)	(4,837,505)
From net realized gain on investments:
Investor Class	(1,278,004)	(2,888,391)	(2,394,774)	(2,220,976)
Service Class	—	—	(164,652)	(150,610)
Institutional Class	(2,124,280)	(4,362,073)	(39,053,637)	(38,117,421)
Total distributions to shareholders	(3,825,800)	(7,762,270)	(45,428,399)	(45,461,489)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(1,710,618)	1,596,752	(351,521,360)	46,426,972
Total increase (decrease) in net assets	(13,372,736)	(1,056,485)	(492,522,292)	40,941,141
Net Assets:
Beginning of year	51,572,322	52,628,807	665,418,538	624,477,397
End of year	$38,199,586	$51,572,322	$172,896,246	$665,418,538
End of year undistributed net investment income	$114,410	$66,265	$256,179	$549,091

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Systematic Large Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal year

	For the fiscal years ended
	February 29,	February 28,	February 28,	February 28,	February 29,
Investor Class	2016	2015	2014	2013*	2012
Net Asset Value, Beginning of Year	$11.55	$12.30	$11.12	$10.05	$10.47
Income (loss) from Investment Operations:
Net investment income[1]	0.09 [2]	0.10 [2]	0.12 [2]	0.13 [2,4]	0.10
Net realized and unrealized gain (loss) on investments	(1.91)	1.16	2.79	1.09	(0.43)
Total from investment operations	(1.82)	1.26	2.91	1.22	(0.33)
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.11)	(0.16)	(0.15)	(0.09)
Net realized gain on investments	(0.83)	(1.90)	(1.57)	—	—
Total distributions to shareholders	(0.92)	(2.01)	(1.73)	(0.15)	(0.09)
Net Asset Value, End of Year	$8.81	$11.55	$12.30	$11.12	$10.05
Total Return[1]	(16.63)%[8]	10.24%	26.32%	12.21%	(3.04)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.04%	1.00%	1.05%[5]	1.02%[6]	1.03%[7]
Ratio of expenses to average net assets (with offsets)	1.06%	1.06%	1.07%[5]	1.07%[6]	1.11%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.17%	1.15%	1.15%[5]	1.15%[6]	1.16%
Ratio of net investment income to average net assets[1]	0.87%	0.82%	0.98%[5]	1.26%[6]	0.81%
Portfolio turnover	87%	91%	103%	101%	100%
Net assets at end of year (000’s omitted)	$14,697	$20,564	$19,732	$28,153	$28,911

	For the fiscal years ended
	February 29,	February 28,	February 28,	February 28,	February 29,
Institutional Class	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$11.56	$12.31	$11.13	$10.06	$10.50
Income (loss) from Investment Operations:
Net investment income[1]	0.12 [2]	0.14 [2]	0.15 [2]	0.15 [2,4]	0.14
Net realized and unrealized gain (loss) on investments	(1.91)	1.16	2.80	1.09	(0.46)
Total from investment operations	(1.79)	1.30	2.95	1.24	(0.32)
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.15)	(0.20)	(0.17)	(0.12)
Net realized gain on investments	(0.84)	(1.90)	(1.57)	—	—
Total distributions to shareholders	(0.96)	(2.05)	(1.77)	(0.17)	(0.12)
Net Asset Value, End of Year	$8.81	$11.56	$12.31	$11.13	$10.06
Total Return[1]	(16.45)%[8]	10.56%	26.71%[8]	12.49%[8]	(2.87)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.79%	0.75%	0.80%[5]	0.77%[6]	0.78%[7]
Ratio of expenses to average net assets (with offsets)	0.81%	0.81%	0.82%[5]	0.82%[6]	0.84%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.92%	0.90%	0.90%[5]	0.90%[6]	0.91%
Ratio of net investment income to average net assets[1]	1.13%	1.07%	1.23%[5]	1.51%[6]	1.06%
Portfolio turnover	87%	91%	103%	101%	100%
Net assets at end of year (000’s omitted)	$23,502	$31,008	$32,897	$40,762	$42,766

AMG Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the fiscal years ended
	February 29,	February 28,	February 28,	February 28,	February 29,
Investor Class	2016	2015	2014	2013*	2012
Net Asset Value, Beginning of Year	$14.06	$14.12	$12.62	$11.18	$11.91
Income (loss) from Investment Operations:
Net investment income[1]	0.06 [2,17]	0.07 [2,16]	0.08 [2,9]	0.11 [2,10]	0.07
Net realized and unrealized gain (loss) on investments	(2.27)	0.76	2.98	1.42	(0.33)
Total from investment operations	(2.21)	0.83	3.06	1.53	(0.26)
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.04)	(0.09)	(0.09)	(0.04)
Net realized gain on investments	(1.12)	(0.85)	(1.47)	—	(0.43)
Total distributions to shareholders	(1.19)	(0.89)	(1.56)	(0.09)	(0.47)
Net Asset Value, End of Year	$10.66	$14.06	$14.12	$12.62	$11.18
Total Return[1]	(16.54)%	6.04%	24.38%	13.77%	(1.73)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.06%	0.98%	1.07%[11]	1.10%[12]	1.09%[13]
Ratio of expenses to average net assets (with offsets)	1.07%	1.06%	1.08%[11]	1.12%[12]	1.11%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.08%	1.06%	1.08%[11]	1.12%[12]	1.13%
Ratio of net investment income to average net assets[1]	0.45%	0.47%	0.58%[11]	0.94%[12]	0.66%
Portfolio turnover	122%	128%	153%	118%	114%
Net assets at end of year (000’s omitted)	$22,190	$37,559	$52,464	$32,654	$26,677

	For the fiscal years ended			For the fiscal period from
				December 1, 2012
	February 29,	February 28,	February 28,	through
Service Class	2016	2015	2014	February 28, 2013**
Net Asset Value, Beginning of Period	$14.06	$14.15	$12.66	$11.57
Income (loss) from Investment Operations:
Net investment income[1,2]	0.08 [17]	0.11 [16]	0.11 [9]	0.04 [10]
Net realized and unrealized gain (loss) on investments	(2.27)	0.77	2.97	1.17
Total from investment operations	(2.19)	0.88	3.08	1.21
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.11)	(0.11)	(0.12)
Net realized gain on investments	(1.13)	(0.86)	(1.48)	—
Total distributions to shareholders	(1.22)	(0.97)	(1.59)	(0.12)
Net Asset Value, End of Period	$10.65	$14.06	$14.15	$12.66
Total Return[1]	(16.44)%	6.30%	24.50%	10.53%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	0.91%	0.83%	0.86%[11]	0.86%[12,15]
Ratio of expenses to average net assets (with offsets)	0.92%	0.91%	0.87%[11]	0.88%[12,15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.93%	0.91%	0.87%[11]	0.87%[12,15]
Ratio of net investment income to average net assets[1]	0.64%	0.82%	0.78%[11]	1.51%[12,15]
Portfolio turnover	122%	128%	153%	118%[14]
Net assets at end of period (000’s omitted)	$1,688	$2,147	$103	$11

AMG Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal year

	For the fiscal years ended
	February 29,	February 28,	February 28,	February 28,	February 29,
Institutional Class	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$14.08	$14.17	$12.66	$11.22	$11.95
Income (loss) from Investment Operations:
Net investment income[1]	0.09 [2,17]	0.11 [2,16]	0.12 [2,9]	0.14 [2,10]	0.09
Net realized and unrealized gain (loss) on investments	(2.26)	0.77	2.99	1.42	(0.32)
Total from investment operations	(2.17)	0.88	3.11	1.56	(0.23)
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.11)	(0.12)	(0.12)	(0.07)
Net realized gain on investments	(1.13)	(0.86)	(1.48)	—	(0.43)
Total distributions to shareholders	(1.24)	(0.97)	(1.60)	(0.12)	(0.50)
Net Asset Value, End of Year	$10.67	$14.08	$14.17	$12.66	$11.22
Total Return[1]	(16.30)%	6.33%	24.69%	14.00%	(1.49)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.81%	0.73%	0.82%[11]	0.85%[12]	0.84%[13]
Ratio of expenses to average net assets (with offsets)	0.82%	0.81%	0.83%[11]	0.87%[12]	0.86%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.82%	0.81%	0.83%[11]	0.87%[12]	0.88%
Ratio of net investment income to average net assets[1]	0.68%	0.78%	0.83%[11]	1.19%[12]	0.95%
Portfolio turnover	122%	128%	153%	118%	114%
Net assets at end of year (000’s omitted)	$149,018	$625,712	$571,910	$318,083	$269,162

Notes to Financial Highlights

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Effective December 1, 2012, the Fund’s Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.
**	Commencement of operations was December 1, 2012.
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12 and $0.14 for the Investor Class and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for the Investor Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.009% and 0.009% of average net assets for the Investor Class and Institutional Class, respectively.
[7]	Effective July 1, 2011, the Fund’s expense cap was reduced to 0.81% from 0.90%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended February 29, 2012.
[8]	The Total Return is based on the Financial Statement Net Asset Values as shown.
[9]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.10 and $0.11 for the Investor Class, Service Class and Institutional Class, respectively.
[10]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.00 and $0.10 for the Investor Class, Service Class and Institutional Class, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.014%, 0.015% and 0.014% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[12]	Includes non-routine extraordinary expenses amounting to 0.011%, 0.012% and 0.010% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[13]	Effective July 1, 2011, the Fund’s expense cap was reduced to 0.87% from 0.99%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended February 29, 2012.
[14]	Not annualized.
[15]	Annualized.
[16]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.11, and $0.12 for the Investor Class, Service Class, and Institutional Class, respectively.
[17]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04, $0.06, and $0.07 for the Investor Class, Service Class, and Institutional Class, respectively.

Notes to Financial Statements

February 29, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are AMG Systematic Large Cap Value Fund (“Large Cap”) and AMG Systematic Mid Cap Value Fund (“Mid Cap”), each a “Fund” and collectively the “Funds.”

Large Cap offers two classes of shares: Investor and Institutional. Mid Cap offers three classes of shares: Investor, Service and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

23

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSE

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the fiscal year ended February 29, 2016, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Large Cap—$8,170 or 0.02% and Mid Cap—$74,668 or 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the fiscal year ended February 29, 2016, the Funds’ custodian expenses were not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the fiscal year ended February 29, 2016, overdraft fees for Large Cap and Mid Cap equaled $83 and $0, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization and temporary differences are due to excise tax and wash sales.

The tax character of distributions paid during the fiscal years ended February 29, 2016 and February 28, 2015 were as follows.

	Large Cap		Mid Cap
	2016	2015	2016	2015
Distributions paid from:
Ordinary income	$425,316	$511,806	$3,815,754	$4,604,605
Short-term capital gains	266,993	2,447,682	9,524,803	13,946,508
Long-term capital gains	3,133,491	4,802,782	32,087,842	29,054,012

Totals	$3,825,800	$7,762,270	$45,428,399	$47,605,125

24

Notes to Financial Statements (continued)

As of February 29, 2016, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

	Large Cap	Mid Cap
Capital loss carryforward	—	—
Undistributed ordinary income	$114,410	$256,179
Undistributed short-term capital gains	—	—
Undistributed long-term capital gains	—	—
Late-year deferral	490,710	43,083,396

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of February 29, 2016 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of February 29, 2016, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended February 28, 2017, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the fiscal years ended February 29, 2016 and February 28, 2015, the capital stock transactions by class for Large Cap and Mid Cap were as follows:

	Large Cap				Mid Cap
	February 29, 2016		February 28, 2015		February 29, 2016		February 28, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	199,900	$2,132,401	256,102	$3,226,782	691,546	$9,164,792	3,730,603	$53,875,085
Reinvestment of distributions	141,997	1,401,510	262,348	3,032,747	209,680	2,474,222	166,048	2,301,427
Cost of shares repurchased	(452,836)	(5,018,921)	(342,537)	(4,333,980)	(1,490,135)	(19,116,642)	(4,941,568)	(71,231,980)

Net increase (decrease)	(110,939)	$(1,485,010)	175,913	$1,925,549	(588,909)	$(7,477,628)	(1,044,917)	$(15,055,468)

Notes to Financial Statements (continued)

	Large Cap				Mid Cap
	February 29, 2016		February 28, 2015		February 29, 2016		February 28, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Service Class:
Proceeds from sale of shares	—	—	—	—	33,571	$462,201	186,896	$2,700,400
Reinvestment of distributions	—	—	—	—	14,555	171,608	11,929	165,214
Cost of shares repurchased	—	—	—	—	(42,394)	(574,334)	(53,349)	(735,177)

Net increase	—	—	—	—	5,732	$59,475	145,476	$2,130,437

Institutional Class:
Proceeds from sale of shares	452,282	$4,554,372	329,892	$4,165,626	13,824,063	$181,878,931	17,255,705	$247,133,290
Reinvestment of distributions	244,801	2,416,188	406,412	4,698,128	3,610,661	42,641,905	3,023,845	41,970,968
Cost of shares repurchased	(711,136)	(7,196,168)	(725,782)	(9,192,551)	(47,893,881)	(568,624,043)	(16,213,365)	(229,752,255)

Net increase (decrease)	(14,053)	$(225,608)	10,522	$(328,797)	(30,459,157)	$(344,103,207)	4,066,185	$59,352,003

At February 29, 2016, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Large Cap – one owns 49%; Mid Cap – two collectively own 72%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM.

At February 29, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for Large Cap and Mid Cap were $763,287 and $3,605,490, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Systematic Financial Management L.P. (“Systematic”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Systematic.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the fiscal year ended February 29, 2016, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Large Cap	0.70%
Mid Cap	0.75%

The Investment Manager has contractually agreed, through at least July 1, 2016, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Large Cap and Mid Cap to 0.81% and 0.87%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment

Notes to Financial Statements (continued)

manager of each Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of each Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s respective contractual expense limitation amount. For the fiscal year ended February 29, 2016, each Fund’s expiration of reimbursement are as follows:

Expiration Date	Large Cap	Mid Cap
Less than 1 year	$41,087	—
Within 2 years	45,817	—
Within 3 years	49,121	$19,297

Total Amount Subject to Reimbursement	$136,025	$19,297

Expired Reimbursement amounts for Large Cap and Mid Cap are $59,663 and $0, respectively.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

For Mid Cap Service Class, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Service Class shares may reimburse the Investment

Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the fiscal year ended February 29, 2016, was as follows:

	Maximum Amount	Actual Amount
Fund	Allowed	Incurred
Mid Cap
Service Class	0.10%	0.10%

The Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the fiscal year ended February 29, 2016, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Large Cap borrowed varying amounts not exceeding $1,593,203 for five days paying interest of $128 and Mid Cap borrowed varying amounts not exceeding $24,808,626 for 16 days paying interest of $4,142. The interest expense amount is included in the Statement of Operations as miscellaneous expense. At February 29, 2016, Large Cap had $1,593,203 in loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the fiscal year ended February 29, 2016, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Large Cap	$39,021,532	$43,909,949
Mid Cap	618,352,780	1,003,166,341

The Funds had no purchases or sales of U.S. Government obligations during the fiscal year ended February 29, 2016.

27

Notes to Financial Statements (continued)

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At February 29, 2016, the value of the securities loaned and cash collateral received were as follows:

		Cash
	Securities	Collateral
Fund	Loaned	Received
Large Cap	$738,872	$763,287
Mid Cap	3,500,945	3,605,490

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open repurchase agreements which are subject to a master netting agreement as of February 29, 2016:

	Net Amounts of Assets	Gross Amount Not Offset in the Statement of Assets and Liabilities
	Presented in the Statement	Financial Instruments	Cash Collateral
Fund	of Assets and Liabilities	Collateral	Received	Net Amount
Large Cap
Nomura Securities International Inc.	$763,287	$763,287	—	—

Mid Cap
Bank of Nova Scotia	$605,490	$605,490	—	—
Citigroup Global Markets, Inc.	1,000,000	1,000,000	—	—
HSBC Securities USA Inc.	1,000,000	1,000,000	—	—
Nomura Securities International Inc.	1,000,000	1,000,000	—	—

Totals	$3,605,490	$3,605,490	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

TAX INFORMATION (unaudited)

The AMG Systematic Large Cap Value Fund and AMG Systematic Mid Cap Value Fund each hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2015 Form 1099-DIV you received for each Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code, AMG Systematic Large Cap Value Fund and AMG Systematic Mid Cap Value Fund each hereby designates $3,248,293 and $35,961,939, respectively, as a capital gain distribution with respect to the taxable fiscal year ended February 29, 2016, or if subsequently determined to be different, the net capital gains of such year.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF AMG FUNDS AND THE SHAREHOLDERS OF AMG SYSTEMATIC LARGE CAP VALUE FUND AND AMG SYSTEMATIC MID CAP VALUE FUND:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of AMG Systematic Large Cap Value Fund and AMG Systematic Mid Cap Value Fund (the “Funds”) at February 29, 2016, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 26, 2016

AMG Funds

Trustees and Officers

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The Chairman of the Trustees, President, Treasurer and Secretary of the Trust are elected by the Trustees annually. Other officers hold office at the pleasure of the Trustees.

Independent Trustees

The following Trustees are not “interested persons” of the Trust within the meaning of the 1940 Act:

Number of Funds Overseen in Fund Complex	Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
• Trustee since 2012	Bruce B. Bingham, 67
• Oversees 72 Funds in Fund Complex	Partner, Hamilton Partners (real estate development firm) (1987-Present); Trustee of Aston Funds (27 portfolios) (2014-Present); Director of The Yacktman Funds (2000-2012).

• Independent Chairman	William E. Chapman, II, 74
• Trustee since 1999	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (2002-2009); Trustee Emeritus of Bowdoin College (2013-Present); Trustee of Bowdoin College (2002-2013); Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (27 portfolios) (2010-Present).
• Oversees 72 Funds in Fund Complex

• Trustee since 1999	Edward J. Kaier, 70
• Oversees 72 Funds in Fund Complex	Attorney at Law and Partner, Teeters Harvey Marrone & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (27 portfolios) (2010-Present).

• Trustee since 2013	Kurt A. Keilhacker, 52
• Oversees 74 Funds in Fund Complex	Managing Member, TechFund Capital (1997-Present); Managing Member, TechFund Europe (2000-Present); Board Member, 6wind SA, (2002-Present); Managing Member, Elementum Ventures (2013-Present); Trustee of Aston Funds (27 portfolios) (2014-Present); Trustee, Gordon College (2001-2016).

• Trustee since 2004	Steven J. Paggioli, 65
• Oversees 72 Funds in Fund Complex	Independent Consultant (2002-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001); Trustee, Professionally Managed Portfolios (32 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel (2008 – Present); Trustee of Aston Funds (27 portfolios) (2010-Present).

• Trustee since 2013	Richard F. Powers III, 70
• Oversees 72 Funds in Fund Complex	Adjunct Professor, Boston College (2010-2013); Trustee of Aston Funds (27 portfolios) (2014-Present); President and CEO of Van Kampen Investments Inc. (1998-2003).

• Trustee since 1999	Eric Rakowski, 57
• Oversees 74 Funds in Fund Complex	Professor, University of California at Berkeley School of Law (1990-Present); Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (27 portfolios) (2010-Present).

• Trustee since 2013	Victoria L. Sassine, 50
• Oversees 74 Funds in Fund Complex	Lecturer, Babson College (2007 – Present); Trustee of Aston Funds (27 portfolios) (2014-Present).

• Trustee since 2004	Thomas R. Schneeweis, 68
• Oversees 72 Funds in Fund Complex	Professor Emeritus, University of Massachusetts (2013-Present); Partner, S Capital Wealth Advisors (2015-Present); President, TRS Associates (1982-Present); Board Member, Chartered Alternative Investment Association (“CAIA”) (2002-Present); Director, CAIA Foundation (Education) (2010-Present); Director, Institute for Global Asset and Risk Management (Education) (2010-Present); Partner, S Capital Management, LLC (2007-2015); Director, CISDM at the University of Massachusetts, (1996-2013); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-2013); Professor of Finance, University of Massachusetts (1977-2013); Trustee of Aston Funds (27 portfolios) (2010-Present).

AMG Funds

Trustees and Officers (continued)

Interested Trustees

Each Trustee in the following table is an “interested person” of the Trust within the meaning of the 1940 Act. Ms. Carsman is an interested person of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG.

Number of Funds Overseen in Fund Complex	Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
• Trustee since 2011	Christine C. Carsman, 63
• Oversees 74 Funds in Fund Complex	Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc. (2011-Present); Trustee of Aston Funds (27 portfolios) (2014-Present); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004).

Officers

Position(s) Held with Fund and Length of Time Served	Name, Age, Principal Occupation(s) During Past 5 Years
• President since 2014	Jeffrey T. Cerutti, 48
• Principal Executive Officer since 2014	Chief Executive Officer, AMG Funds LLC (2014-Present); Director, President and Principal, AMG Distributors, Inc. (2014-Present); Chief Executive Officer and President, Aston Funds (2015-Present); President, VP Distributors, (2011-2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010-2014); Managing Director, Head of Sales, UBS Global Asset Management (2001-2010).
• Chief Executive Officer since 2016

• Chief Operating Officer since 2007

Keitha L. Kinne, 57

Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); Managing Partner, AMG Funds LLC (2007-2014); President, AMG Funds (2012-2014); President, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006).

• Secretary since 2015	Mark J. Duggan, 51
• Chief Legal Officer since 2015	Senior Vice President and Senior Counsel, AMG Funds LLC (2015-Present); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2015-Present); Attorney, K&L Gates, LLP (2009-2015).

• Chief Financial Officer since 2007

Donald S. Rumery, 57

Senior Vice President, Director of Mutual Funds Services, AMG Funds LLC (2005-Present); Treasurer, AMG Funds III (1995-Present); Treasurer, AMG Funds I and AMG Funds II (2000-Present); Chief Financial Officer, AMG Funds I, AMG Funds II and AMG Funds III (2007-Present); Treasurer and Chief Financial Officer, AMG Distributors, Inc. (2000-2012); Vice President, AMG Funds LLC, (1994-2004).

• Treasurer since 1999
• Principal Financial Officer since 2008

• Assistant Treasurer since 2014

John C. Ball, 40

Vice President, Assistant Treasurer, AMG Funds LLC (2014-Present); Vice President, State Street Corp. (2010-2014); Vice President, State Street International (Ireland) Limited (2007-2010).

• Chief Compliance Officer since 2010

John J. Ferencz, 53

Vice President, Chief Compliance Officer—AMG Family of Funds, AMG Funds LLC (2010-Present); Code of Ethics Reporting Officer and Sarbanes Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2010-Present); Senior Compliance Analyst, Mutual Funds and Regulatory, GE Asset Management Incorporated (2005-2010).

• Anti-Money Laundering Compliance Officer since 2014

Patrick J. Spellman, 41

Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-Present); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).

• Assistant Secretary since 2016	Maureen A. Meredith, 30 Vice President, Counsel, AMG Funds LLC (2015-Present); Associate, Ropes & Gray LLP (2011-2015).

• Assistant Secretary since 2016	Diana M. Podgorny, 36 Vice President, Counsel, AMG Funds LLC (2016-Present); Vice President, Counsel, Aston Asset Management, LLC (2010-2016).

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, NJ 07666

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com. www.amgfunds.com

www.amgfunds.com    |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Registrant has adopted a Code of Ethics. See attached Exhibit (a)(1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees has determined that independent Trustee Mr. Steven J. Paggioli qualifies as an Audit Committee Financial Expert. Mr. Paggioli is “independent” as such term is defined in Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees

The aggregate fees billed by the Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Funds for the Funds’ two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

	Fiscal 2016	Fiscal 2015
AMG Systematic Large Cap Value Fund	$24,057	$22,237
AMG Systematic Mid Cap Value Fund	$32,016	$33,363

(b) Audit-Related Fees

There were no fees billed by PwC to the Funds in its two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Funds’ two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c) Tax Fees

The aggregate fees billed by PwC to the Funds for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

	Fiscal 2016	Fiscal 2015
AMG Systematic Large Cap Value Fund	$7,225	$6,985
AMG Systematic Mid Cap Value Fund	$7,225	$6,985

For the Funds’ two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds were $0 for fiscal 2016 and $0 for fiscal 2015, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees

There were no other fees billed by PwC to the Funds for all other non-audit services (“Other Fees”) during the Funds’ two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds.

(e)(1)According to policies adopted by the Audit Committee, services provided by PwC to the Funds must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Funds without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Funds. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e)(2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC in 2016 and 2015 for non-audit services rendered to the Funds and Fund Service Providers were $94,900 and $60,340, respectively. For the fiscal year ended February 29, 2016, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $80,450 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended February 28, 2015, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $46,370 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment advisor, and any entity controlling, controlled, or under common control with the investment advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 5, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: May 5, 2016